financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Long term Borrowings Current And Non current Excluding Lease Liabilities	$ 15,025	$ 13,999
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long term Borrowings Current And Non current Excluding Lease Liabilities	16,105	14,107
Carrying value
Disclosure of detailed information about financial instruments
Long term Borrowings Current And Non current Excluding Lease Liabilities	$ 15,025	$ 13,999